Segment information	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Segment information

3	Segment information

The Company has three reportable segments as follows:

• Undergraduate, previously denominated Undergrad, which provides educational services through undergraduate courses related to medical school, undergraduate health science and other ex-health undergraduate programs;

• Continuing education, which provides medical education (including residency preparation programs, specialization test preparation and other medical capabilities), specialization and graduate courses in medicine, delivered through digital and in-person content; and

• Medical practice solutions, which provides clinical decision, clinical management and doctor-patient relationships for physicians and provide access, demand and efficiency for the healthcare players.

Segment information is presented consistently with the internal reports provided to the Company's Chief Executive Officer (CEO), which is the Chief Operating Decision Maker (CODM) and is responsible for allocating resources, assessing the performance of the Company's operating segments, and making the Company's strategic decisions.

No operating segments have been aggregated to form the reportable operating segments. There is only one geographic region, and the results are monitored and evaluated based on the three reportable segments.

The tables below present assets and liabilities information for the Company’s operating segments as of December 31, 2025 and 2024:

As of December 31, 2025	Undergraduate	Continuing education	Medical practice solutions	Total reportable segments	Elimination (inter-segment balances)	Total

Total assets	8,959,964	245,697	166,238	9,371,899	(13,965)	9,357,934
Current assets	1,765,066	92,221	98,854	1,956,141	(13,965)	1,942,176
Non-current assets	7,194,898	153,476	67,384	7,415,958	-	7,415,758

Total liabilities and equity	8,959,964	245,697	166,238	9,371,899	(13,965)	9,357,934
Current liabilities	689,074	113,729	95,203	898,006	(13,965)	884,041
Non-current liabilities	3,474,357	84,581	23,770	3,582,708	-	3,582,708
Equity	4,796,533	47,387	47,265	4,891,185	-	4,891,185

Other disclosures
Investment in associate (i)	46,518	-	-	46,518	-	46,518
Capital expenditures (ii)	281,313	79,139	43,559	404,011	-	404,011

(i)	Investment in UEPC is included in non-current assets in the statement of financial position.
(ii)	Capital expenditures consider the acquisitions of property and equipment and intangible assets.

As of December 31, 2024	Undergraduate	Continuing education	Medical practice solutions	Total reportable segments	Elimination (inter-segment balances)	Total

Total assets	8,393,185	274,318	170,624	8,838,127	(8,588)	8,829,539
Current assets	1,443,566	71,893	82,913	1,598,372	(8,588)	1,589,784
Non-current assets	6,949,619	202,425	87,711	7,239,755	-	7,239,755

Total liabilities and equity	8,393,185	274,318	170,624	8,838,127	(8,588)	8,829,539
Current liabilities	884,705	188,489	75,589	1,148,783	(8,588)	1,140,195
Non-current liabilities	3,279,846	75,619	23,296	3,378,761	-	3,378,761
Equity	4,228,634	10,210	71,739	4,310,583	-	4,310,583

Other disclosures
Investment in associate (i)	54,442	-	-	54,442	-	54,442
Capital expenditures (ii)	301,368	53,162	38,085	392,615	-	392,615

(i)	Investment in UEPC is included in non-current assets in the statement of financial position.
(ii)	Capital expenditures consider the acquisitions of property and equipment and intangible assets.

The tables below present the statements of income for the Company’s operating segments for the years ended December 31, 2025, 2024 and 2023:

December 31, 2025	Undergraduate	Continuing education	Medical practice solutions	Total reportable segments	Elimination (inter-segment transactions)	Total
External customer	3,255,426	275,705	166,124	3,697,255	-	3,697,255
Inter-segment	-	8,766	5,199	13,965	(13,965)	-
Revenue	3,255,426	284,471	171,323	3,711,220	(13,965)	3,697,255
Cost of services	(1,176,785)	(96,346)	(54,729)	(1,327,860)	13,965	(1,313,895)
Gross profit	2,078,641	188,125	116,594	2,383,360	-	2,383,360
SG&A expenses						(1,113,065)
Allowance for expected credit losses						(57,090)
Other income						18,762
Other expenses						(18,857)
Operating income						1,213,110
Finance income						194,943
Finance expenses						(561,024)
Share of profit of equity-accounted investee, net of tax						13,916
Income before income taxes						860,945
Income taxes expenses						(92,502)
Net income						768,443

December 31, 2024	Undergraduate	Continuing education	Medical practice solutions	Total reportable segments	Elimination (inter-segment transactions)	Total
External customer	2,895,692	251,636	157,001	3,304,329	-	3,304,329
Inter-segment	-	3,802	4,786	8,588	(8,588)	-
Revenue	2,895,692	255,438	161,787	3,312,917	(8,588)	3,304,329
Cost of services	(1,086,081)	(96,180)	(41,930)	(1,224,191)	8,588	(1,215,603)
Gross profit	1,809,611	159,258	119,857	2,088,726	-	2,088,726
SG&A expenses						(1,008,427)
Allowance for expected credit losses						(60,894)
Other income						13,299
Other expenses						(20,591)
Operating income						1,012,113
Finance income						111,283
Finance expenses						(458,742)
Share of profit of equity-accounted investee, net of tax						11,737
Income before income taxes						676,391
Income taxes expenses						(27,471)
Net income						648,920

December 31, 2023	Undergraduate	Continuing education	Medical practice solutions	Total reportable segments	Elimination (inter-segment transactions)	Total
External customer	2,511,018	227,181	137,714	2,875,913	-	2,875,913
Inter-segment	-	8,649	2,568	11,217	(11,217)	-
Revenue	2,511,018	235,830	140,282	2,887,130	(11,217)	2,875,913
Cost of services	(997,973)	(91,915)	(31,142)	(1,121,030)	11,217	(1,109,813)
Gross profit	1,513,045	143,915	109,140	1,766,100	-	1,766,100
SG&A expenses						(940,132)
Allowance for expected credit losses						(74,552)
Other income						53,206
Other expenses						(37,561)
Operating income						767,061
Finance income						110,642
Finance expenses						(457,616)
Share of profit of equity-accounted investee, net of tax						9,495
Income before income taxes						429,582
Income taxes expenses						(24,166)
Net income						405,416